Interest expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of details of main interest and similar expenses
The detail of the main items of interest expense and similar charges accrued in 2023, 2022 and 2021 is as follows:

EUR million
	2023	2022	2021
Central banks deposits	2,178	706	338
Credit institution deposits	7,172	2,784	1,140
Customer deposits	33,238	16,994	5,452
Debt securities issued and subordinated liabilities	12,751	8,464	4,838
Marketable debt securities	11,702	7,472	4,190
Subordinated liabilities (note 23)	1,049	992	648
Provisions for pensions (note 25)	94	100	91
Lease Liabilities	130	116	125
Other interest expense	6,428	3,647	1,109
	61,991	32,811	13,093